Long-Term Investments - Equity Investments with Carrying Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 29,676	$ 17,326
Investment, Type [Extensible Enumeration]	Equity Securities	Equity Securities
Equity Securities
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 0	$ 6,500
Cashido Corp. (Cashido)
Schedule of Equity and Cost Investments [Line Items]
Equity Investments Percentage of Ownership	0.00%	0.00%
Vastview Technology, Corp. (Vastview)
Schedule of Equity and Cost Investments [Line Items]
Equity Investments Percentage of Ownership	0.00%	0.00%
Kinara, Inc (Kinara)
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 0	$ 6,500
Equity Investments Percentage of Ownership	0.00%	12.00%
BIWIN Storage Technology Corp. (BIWIN) | Equity Securities
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 11,432	$ 6,034
Equity Investments Percentage of Ownership	0.00%	0.00%
Shenzhen Techwinsemi Technology Corp (TWSC) | Equity Securities
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 18,244	$ 4,792
Equity Investments Percentage of Ownership	0.00%	0.00%